Biological assets (Details) - Schedule of changes in fair value in the statement of income - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Biological assets (Details) - Schedule of changes in fair value in the statement of income [Line Items]
Total	R$ 549,764	R$ 527,348	R$ 160,371
Grains [Member]
Biological assets (Details) - Schedule of changes in fair value in the statement of income [Line Items]
Total	313,957	344,761	84,435
Cotton [Member]
Biological assets (Details) - Schedule of changes in fair value in the statement of income [Line Items]
Total	7,122	30,051	1,373
Sugarcane [Member]
Biological assets (Details) - Schedule of changes in fair value in the statement of income [Line Items]
Total	227,717	142,302	75,861
Cattle [Member]
Biological assets (Details) - Schedule of changes in fair value in the statement of income [Line Items]
Total	R$ 968	R$ 10,234	R$ (1,298)